ACQUISITIONS AND PRO FORMA RESULTS (Final Purchase Price Of Net Assets Acquired From Tarsus) (Details) (USD $) In Thousands, unless otherwise specified					0 Months Ended
	Dec. 31, 2012	Jan. 24, 2013 Tarsus Medical, Inc.	Jan. 24, 2013 Tarsus Medical, Inc. Technology-Based Intangible Assets	Jan. 24, 2013 In-Process Research And Development Tarsus Medical, Inc.	Jan. 24, 2013 Maximum Tarsus Medical, Inc. Technology-Based Intangible Assets	Jan. 24, 2013 Minimum Tarsus Medical, Inc. Technology-Based Intangible Assets
Business Acquisition [Line Items]
Cash		$ 85
Prepaid expenses		13
Intangible assets			5,040
In-process research and development				340
Deferred tax asset - long term		1,334
Goodwill	294,067	116
Total assets acquired		6,928
Accounts payable and other liabilities		111
Deferred tax liability		2,152
Net assets acquired		$ 4,665
Weighted average life in years					14 years	10 years